Loss per share	9 Months Ended
Sep. 30, 2024
Earnings per share [abstract]
Loss per share	Loss per share

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
Basic and diluted loss for the period (£'000)	(52,133)	(31,214)	(109,378)	(104,828)
Basic and diluted weighted average number of shares	129,178,562	124,511,492	127,260,159	123,844,172
Basic and diluted loss per share (£)	(0.40)	(0.25)	(0.86)	(0.85)

Basic loss per share (“Loss per Share”) is calculated in accordance with IAS 33 based on earnings attributable to the Company’s shareholders and the weighted average number of shares outstanding during the period.

The Company issues performance options, share options, restricted share units (“RSUs”) and performance share units (“PSUs”) to employees, upon the vesting or exercise of which ordinary shares are issued. Inclusion of these awards would have an anti-dilutive effect on the loss per share due to the loss incurred during the period, therefore basic and diluted loss per share are the same.